Summary Of Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2024
Licensing Fee [Member]
Intangible assets [Abstract]
Intangible assets, estimated economic lives description	Over the shorter of licensing period or the estimated useful lives of the intangible assets
IP Right [Member] | Minimum [Member]
Intangible assets [Abstract]
Intangible assets, estimated economic lives	1 year
IP Right [Member] | Maximum [Member]
Intangible assets [Abstract]
Intangible assets, estimated economic lives	6 years
Trademarks [Member]
Intangible assets [Abstract]
Intangible assets, estimated economic lives	10 years
Software [Member] | Minimum [Member]
Intangible assets [Abstract]
Intangible assets, estimated economic lives	3 years
Software [Member] | Maximum [Member]
Intangible assets [Abstract]
Intangible assets, estimated economic lives	7 years
Customer Relationships [Member] | Minimum [Member]
Intangible assets [Abstract]
Intangible assets, estimated economic lives	3 years
Customer Relationships [Member] | Maximum [Member]
Intangible assets [Abstract]
Intangible assets, estimated economic lives	8 years